Share Based Compensation - Share Holding Platform (Details) ¥ in Thousands		1 Months Ended				12 Months Ended
	Mar. 28, 2017	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2021 CNY (¥) shares	Jun. 30, 2016 entity	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jun. 28, 2016 shares
Zto Es Holding Limited ("ZTO ES") | Four limited liability partnerships ("LLPs") established as shareholders of ZTO ES
Share-based compensation
Number of LLPs established in PRC | entity					4
Share Holding Platform | Common Stock [Member]
Share-based compensation
Shares issued to related party												16,000,000
Granted (in shares)		877,264	786,871	635,767
Number of ordinary shares under Incentive Platform
Granted (in shares)		877,264	786,871	635,767
Share Holding Platform | Common Stock [Member] | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥							¥ 109,614	¥ 135,778
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares									$ 26.27	$ 21.87	$ 32.83
Share Holding Platform | Common Stock [Member] | Class A ordinary shares
Share-based compensation
Cash subscription payment | ¥		¥ 0	¥ 0	¥ 0
Share Holding Platform | Ordinary Share Units
Share-based compensation
Ratio or ordinary share units to ordinary share												5
Granted (in shares)		4,386,320	3,934,355	3,178,835
Number of ordinary shares under Incentive Platform
Granted (in shares)		4,386,320	3,934,355	3,178,835
Share Holding Platform | Ordinary Share Units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥						¥ 158,278
Share Holding Platform | Ordinary Share Units | Noncash shares granted
Share-based compensation
Vesting period	3 years